Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Tarena International, Inc.
Entity Emerging Growth Company	false
Entity Central Index Key	0001592560
Entity Current Reporting Status	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	53,079,496
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	45,873,437
ADR [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	907,626
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,206,059